Supplement dated January 28, 2021 to the Wilmington Funds Prospectus dated August 31, 2020

(the “Prospectus”)

Effective January 31, 2021, the information in the Prospectus with respect to the Wilmington Large-Cap Strategy Fund, Wilmington International Fund, Wilmington Global Alpha Equities Fund, Wilmington Real Asset Fund, Wilmington Diversified Income Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Short-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund (the “Wilmington Non-Money Market Funds”) will be amended as follows:

Annual Fund Operating Expenses

Effective January 31, 2021, the Class I Shares of the Wilmington Non-Money Market Funds will be removed from the Shareholder Services Plan. Accordingly, the 0.25% shareholder service fee will no longer be an accrued operating expense and therefore will no longer need to be waived. This will effectively lower the gross expenses and expense waiver of the Class I Shares by 0.25% and the net expense ratio will remain the same.

1.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus, with respect to the Wilmington Large-Cap Strategy Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements(1)	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.25%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$26	$159	$305	$728

2.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 4 of the Prospectus, with respect to the Wilmington International Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.51%	1.01%
Fee Waivers and/or Expense Reimbursements(1)	(0.40)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.11%	0.86%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 1.10% and 0.85%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$657	$964	$1,293	$2,220
Class I	$88	$307	$543	$1,223

3.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 8 of the Prospectus, with respect to the Wilmington Global Alpha Equities Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.30%	1.80%
Fee Waivers and/or Expense Reimbursements(1)	(0.80)%	(0.55)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	1.50%	1.25%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 1.49% and 1.24%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,156	$1,644	$2,982
Class I	$127	$513	$924	$2,071

4.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 13 of the Prospectus, with respect to the Wilmington Real Asset Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.52%	0.27%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.42%	0.92%
Fee Waivers and/or Expense Reimbursements(1)	(0.34)%	(0.09)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	1.08%	0.83%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.96% and 0.71%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$654	$943	$1,253	$2,131
Class I	$85	$284	$500	$1,123

5.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 20 of the Prospectus, with respect to the Wilmington Diversified Income Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.03%	0.78%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	1.83%	1.33%
Fee Waivers and/or Expense Reimbursements(1)	(1.08)%	(0.83)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.75%	0.50%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.60% and 0.35%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$622	$994	$1,391	$2,496
Class I	$51	$339	$649	$1,529

6.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 26 of the Prospectus, with respect to the Wilmington Intermediate-Term Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.70%	0.45%
Total Annual Fund Operating Expenses	1.40%	0.90%
Fee Waivers and/or Expense Reimbursements(1)	(0.56)%	(0.41)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.84%	0.49%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$532	$821	$1,130	$2,008
Class I	$50	$246	$458	$1,070

7.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus, with respect to the Wilmington Broad Market Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.12%
Total Annual Fund Operating Expenses	1.07%	0.57%
Fee Waivers and/or Expense Reimbursements(1)	(0.29)%	(0.14)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.78%	0.43%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$526	$748	$987	$1,672
Class I	$44	$169	$304	$700

8.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 34 of the Prospectus, with respect to the Wilmington Short-Term Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.78%	0.53%
Total Annual Fund Operating Expenses	1.43%	0.93%
Fee Waivers and/or Expense Reimbursements(1)	(0.70)%	(0.45)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.73%	0.48%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.73% and 0.48%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$248	$552	$877	$1,799
Class I	$49	$251	$471	$1,102

9.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 38 of the Prospectus, with respect to the Wilmington Municipal Bond Fund :

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.39%	0.14%
0.01%Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	0.60%
Fee Waivers and/or Expense Reimbursements(1)	(0.35)%	(0.10)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.75%	0.50%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.74% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$523	$751	$997	$1,700
Class I	$51	$182	$325	$740

10.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 42 of the Prospectus, with respect to the Wilmington New York Municipal Bond Fund :

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.64%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.35%	0.85%
Fee Waivers and/or Expense Reimbursements(1)	(0.52)%	(0.27)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.83%	0.58%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.82% and 0.57%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$531	$809	$1,109	$1,958
Class I	$59	$244	$445	$1,024

Removal of Class I Shares from the Shareholder Services Plan for the Non-Money Market Funds

Effective January 31, 2021, the Class I Shares of the Wilmington Non-Money Market Funds will be removed from the Shareholder Services Plan.

The following amends and replaces information in the sub-section entitled “Account and Share Information” on page 92 of the Prospectus: “How are the Funds Sold?” on page 40 of the Prospectus:

Shareholder Services Plans (Class A Shares, Service Shares, Administrative Shares and Select Class Shares)

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Service Shares, Administrative Shares, and Select Class Shares which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Please keep this Supplement for future reference.

Supplement dated January 28, 2021 to the Wilmington Funds Statement of Additional Information dated August 31, 2020 (the “SAI”)

Effective January 31, 2021, the information in the SAI with respect to the Wilmington Large-Cap Strategy Fund, Wilmington International Fund, Wilmington Global Alpha Equities Fund, Wilmington Real Asset Fund, Wilmington Diversified Income Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Short-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund (the “Wilmington Non-Money Market Funds”) will be amended as follows:

Removal of Class I Shares from the Shareholder Services Plan for the Non-Money Market Funds

Effective January 31, 2021, the Class I Shares of the Wilmington Non-Money Market Funds will be removed from the Shareholder Services Plan.

The following amends and replaces information in the sub-section entitled “How are the Funds Sold?” on page 40 of the SAI:

SHAREHOLDER SERVICES PLAN (CLASS A SHARES, SERVICE CLASS SHARES, ADMINISTRATIVE CLASS SHARES AND SELECT CLASS SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisory and their affiliates, a monthly fee computed at an annual rate not to exceed 0.25 of 1% of the average aggregate net asset value of the shares of a class held during the month, for providing shareholder services and maintaining shareholder accounts.

Change in Expense Limitation Termination Date for the Non-Money Market Funds

The following amends and replaces information in the sub-section entitled “Who Manages and Provides Services to the Funds?” on page 74 of the SAI relating to the Non-Money Market Funds:

Effective January 31, 2021, the Class I Shares of the Wilmington Non-Money Market Funds will be removed from the Shareholder Services Plan, accordingly, the Expense Limitation Agreements will be extended to January 31, 2022, as set forth below.

	EXPENSE LIMITATION
Fund	Class A	Class I	TERMINATION DATE
Large-Cap Strategy Fund	N/A	0.25%	January 31, 2022
International Fund	1.10%	0.85%	January 31, 2022
Global Alpha Equities Fund	1.49%	1.24%	January 31, 2022
Real Asset Fund	0.96%	0.71%	January 31, 2022
Diversified Income Fund	0.60%	0.35%	January 31, 2022
Intermediate-Term Bond Fund	0.84%	0.49%	January 31, 2022
Broad Market Bond Fund	0.78%	0.43%	January 31, 2022
Short-Term Bond Fund	0.73%	0.48%	January 31, 2022
Municipal Bond Fund	0.74%	0.49%	January 31, 2022
New York Municipal Bond Fund	0.82%	0.57%	January 31, 2022

		EXPENSE LIMITATION
Fund	Institutional Class	Select Class	Administrative Class	Service Class	TERMINATION DATE
U.S. Government Money Market Fund	0.27%	0.37%	0.62%	0.77%	August 31, 2021
U.S. Treasury Money Market Fund	0.25%	0.35%	0.60%	0.75%	August 31, 2021

Addition of Investment Risk

Effective January 31, 2021, the following supplements the information on page 33 of the SAI, in the subsection, “Investment Risks”, after the “Affiliated Persons Risks”.

LIBOR Transition Risks

The terms of investments, financings or other transactions to which the Funds may be a party have been historically tied to the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. On July 27, 2017, the head of the United Kingdom’s (“UK”) Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Funds or the LIBOR-based instruments in which the Funds invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

Please keep this Supplement for future reference.